UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Management Company LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-006072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     November 10, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     324928


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless               COMMON              00209A106    66584  4505027     X    SOLE                  4505027
Banknorth Group Inc         COMMON              06646R107     6307   180198     X    SOLE                   180198
Boise Cascade Corp          COMMON              097383103     2548    76573     X    SOLE                    76573
Caersars Entertainment Inc  COMMON              127687101     6406   383608     X    SOLE                   383608
Citizens Communications     COMMON              17453B101    17865  1334230     X    SOLE                  1334230
Comdisco Hldg Co Inc Common COMMON              200334100     1252    58928     X    SOLE                    58928
Cox Communications Inc      COMMON              224044107    29263   883276     X    SOLE                   883276
FEMSA                       COMMON              344419106    11823   267619     X    SOLE                   267619
Gartner Inc Class B         COMMON              366651206     3225   279208     X    SOLE                   279208
Liberty Media               COMMON              530718105    11360  1302698     X    SOLE                  1302698
Liberty Media International COMMON              530719103     1891    56677     X    SOLE                    56677
Mandalay Resort Group       COMMON              562567107    31327   456330     X    SOLE                   456330
Mci Inc                     COMMON              552691107     9926   592593     X    SOLE                   592593
McLeod USA                  COMMON              582266706       17    39571     X    SOLE                    39571
Neighborcare Inc            COMMON              64015Y104     1766    69655     X    SOLE                    69655
Neiman Marcus cl B          COMMON              640204301     2721    51100     X    SOLE                    51100
NextWave Telecom            COMMON              65332M103     8918  1621371     X    SOLE                  1621371
NTL Inc                     COMMON              62940M104     8840   142418     X    SOLE                   142418
PeopleSoft                  COMMON              712713106     6962   350738     X    SOLE                   350738
Province Healthcare Co.     COMMON              743977100    10643   508765     X    SOLE                   508765
Rouse Co.                   COMMON              779273101    44195   660813     X    SOLE                   660813
Stelmar Shipping LTD        COMMON              V8726M103    15794   417713     X    SOLE                   417713
Wellpoint Health            COMMON              94973H108    20968   199520     X    SOLE                   199520
AT&T Wireless Jan 05 10 callOPTION              00209A106     2102     4379     X    SOLE                     4379
Comcast-K Oct 25 Puts       OPTION              20030N200        9     1822     X    SOLE                     1822
Mandalay Bay Jan 05 60 call OPTION              562567107      147      160     X    SOLE                      160
Mandalay Resort Jan 65 call OPTION              562567107     1299     2707     X    SOLE                     2707
Neighborcare Dec 25 call    OPTION              64015Y104      353     1008     X    SOLE                     1008
PeopleSoft Nov 17.5 call    OPTION              712713106      417     1545     X    SOLE                     1545